Taxation - Movement in deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	£ (3,381)	£ (3,045)
Exchange adjustments	136	(206)
(Charge)/credit to income statement	22	(62)
(Charge)/credit to statement of comprehensive income		(68)
Credit directly to equity	1
Ending balance	(3,222)	(3,381)
Accelerated capital allowances
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(90)	(66)
Exchange adjustments	6	(6)
(Charge)/credit to income statement	(10)	(18)
Ending balance	(94)	(90)
Intangibles
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(3,641)	(3,438)
Exchange adjustments	153	(233)
(Charge)/credit to income statement	(125)	(78)
Reclassification and other movements		108
Ending balance	(3,613)	(3,641)
Pensions & other post-employment benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	30	50
Exchange adjustments	(1)	3
(Charge)/credit to income statement	6	1
(Charge)/credit to statement of comprehensive income	(3)	(24)
Ending balance	32	30
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	14	9
Exchange adjustments	(1)	1
(Charge)/credit to income statement	(2)	4
Ending balance	11	14
Intra-group profit
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	135	117
Exchange adjustments	(12)	12
(Charge)/credit to income statement	52	6
Ending balance	175	135
Other net temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	171	283
Exchange adjustments	(9)	17
(Charge)/credit to income statement	101	23
(Charge)/credit to statement of comprehensive income	3	(44)
Credit directly to equity	1
Reclassification and other movements		(108)
Ending balance	£ 267	£ 171